Significant Accounting Policies - Government Assistance (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Government Assistance [Line Items]
Government assistance, grant term	1 year
Maximum
Government Assistance [Line Items]
Government assistance, grant term	5 years